SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transaction Costs	$ 13,273,096	$ 13,273,096
Offering costs charged to temporary equity and accreted to redemption value	12,605,837	12,737,837
Offering costs allocated to the warrant liability was charged to operations		667,259
Unrecognized tax benefits	0	0	$ 0
Amount accrued for interest and penalties	0	$ 0	$ 0
Exclusion of shares in the calculation of diluted income (loss) per share		18,100,000
Cash, FDIC insured amount	$ 250,000